Offerings	Dec. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Warrants
Amount Registered | shares	3,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 1.a. All securities being registered will be issued by Eagle Nuclear Energy Corp. ("New Eagle"), in connection with the transactions, including the mergers, described in the proxy statement/prospectus (the "Proxy Statement") included in the registration statement to which this calculation of filing fee table is attached as Exhibit 107 (collectively, the "Transaction"). Note 1.b. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends or similar transactions. Note 1.c. Represents warrants to acquire shares of common stock, par value $0.0001 per share, of New Eagle ("New Eagle Common Stock") ("New Eagle Warrants"), with a per share exercise price of $11.50, issuable in exchange for up to an additional 3,000,000 private placement warrants in respect of the conversion of loans from the Sponsor to Spring Valley Acquisition Corp. II ("SVII"). Note 1.d. No registration fee is required pursuant to Rule 457(g) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the New Eagle Warrants has been allocated to the shares of New Eagle Common Stock issuable upon exercise of the New Eagle Warrants and included in the registration fee paid in respect of such shares of New Eagle Common Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Shares of Common Stock issuable upon exercise of New Eagle Warrants
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	12.66
Maximum Aggregate Offering Price	$ 37,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,245.04
Offering Note	See Offering Note 1.a. and 1.b. Note 2.a. Represents 3,000,000 of additional shares of New Eagle Common Stock, issuable upon exercise by holders of New Eagle Warrants following the completion of the Transaction. Note 2.b. Calculated in accordance with Rules 457(c), Rule 457(f)(1) and Rule 457(i) under the Securities Act and solely for the purpose of calculating the registration fee. The calculation is based on the sum of (i) the average of the high and low prices of the SVII Warrants on the OTC Pink Market on December 12, 2025 and (ii) the exercise price of $11.50 per share. Consistent with the guidance provided in Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee attributable to the New Eagle Warrants has been allocated to the New Eagle Common Stock issuable upon exercise of the New Eagle Warrants and included in the registration fee paid in respect of such shares of New Eagle Common Stock.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Common Stock
Amount Registered | shares	7,613,429
Proposed Maximum Offering Price per Unit	12.38
Maximum Aggregate Offering Price	$ 94,254,251.02
Amount of Registration Fee	$ 14,430.33
Offering Note	See Offering Note 1.a. and 1.b. Note 3.a. Represents the number of shares New Eagle Common Stock issuable upon completion of the Transaction, as described in the Proxy Statement, in exchange for: (a) up to 2,213,429 Class A ordinary shares, par value $0.0001 per share ("SVII Class A Ordinary Shares"), of SVII that were registered pursuant to the Registration Statement on Form S-l (File No. 333-253156) and issued by SVII as a part of units (the "SVII Units") in its initial public offering (the "IPO"), (b) an aggregate of 3,099,999 SVII Class A Ordinary Shares held by Spring Valley Acquisition Sponsor II, LLC (the "Sponsor") and SVII's independent directors (including 691,666 SVII Class A Ordinary Shares to be transferred by the Sponsor to certain NRA Investors (as defined in the Proxy Statement)), (c) 1 Class B ordinary share, par value $0.0001 per share, of SVII (such share, together with the SVII Class A Ordinary Shares, the "SVII Ordinary Shares") held by the Sponsor, and (d) 2,300,000 SVII Class A Ordinary Shares underlying the rights to receive SVII Class A Ordinary Shares, which rights were issued as a part of the SVII Units in the IPO. As a result of the Transaction, each SVII Ordinary Share will be exchanged for one share of New Eagle Common Stock. Note 3.b. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the SVII Class A Ordinary Shares on the Nasdaq Global Market on September 23, 2025. This calculation is in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Common Stock
Amount Registered | shares	23,250,000
Maximum Aggregate Offering Price	$ 775.00
Amount of Registration Fee	$ 0.12
Offering Note	See Offering Note 1.a. and 1.b. Note 4.a. Represents the number of shares of New Eagle Common Stock issuable upon completion of the Transaction, as described in the Proxy Statement, to stockholders of Eagle Energy Metals Corp. ("Eagle"), in exchange for shares of common stock, par value $0.0001 per share, of Eagle, including up to 1,500,000 earnout shares. Note 4.b. Pursuant to Rule 457(f)(2) under the Securities Act, Eagle is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value per share ($0.0001) of the Eagle securities expected to be exchanged in connection with the Transaction.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Warrants
Amount Registered | shares	20,000,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a. and 1.b Note 5.a. Represents New Eagle Warrants issuable in exchange for (a) 11,500,000 public warrants to purchase SVII Class A Ordinary Shares, which warrants were issued as a part of the SVII Units in the IPO, (b) 7,000,000 private placement warrants to purchase SVII Class A Ordinary Shares, which warrants were issued to the Sponsor in a private placement in connection with the IPO, and (c) 1,500,000 private placement warrants in respect of the conversion of certain loans from the Sponsor to SVII. Note 5.b. No registration fee is required pursuant to Rule 457(g) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the New Eagle Warrants has been allocated to the shares of New Eagle Common Stock issuable upon exercise of the New Eagle Warrants and included in the registration fee paid in respect of such shares of New Eagle Common Stock.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	New Eagle Shares of Common Stock issuable upon exercise of New Eagle Warrants
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	12.66
Maximum Aggregate Offering Price	$ 253,200,000.00
Amount of Registration Fee	$ 38,764.92
Offering Note	See Offering Note 1.a. and 1.b Note 6.a. Represents 20,000,000 shares of New Eagle Common Stock, issuable upon exercise by holders of New Eagle Warrants following the completion of the Transaction. Note 6.b. Calculated in accordance with Rules 457(c), Rule 457(f)(1) and Rule 457(i) under the Securities Act and solely for the purpose of calculating the registration fee. The calculation is based on the sum of (i) the average of the high and low prices of the SVII Warrants on the Nasdaq Global Market on September 23, 2025 and (ii) the exercise price of $11.50 per share. Consistent with the guidance provided in Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee attributable to the New Eagle Warrants has been allocated to the New Eagle Common Stock issuable upon exercise of the New Eagle Warrants and included in the registration fee paid in respect of such shares of New Eagle Common Stock. Amount was calculated and paid in connection with the initial filing of the registration statement.